Interim Condensed Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Shares of Common Stock [Member]		Preferred Stock [Member] Preferred Stock A [Member]	Preferred Stock [Member] Preferred Stock C [Member]	Preferred Stock [Member] Preferred Stock D [Member]		Capital reserve from transaction with related parties [Member]	Additional Paid in Capital [Member]	Accumulated deficiency [Member]	Total
Balance at Mar. 22, 2020	[1]	$ 261				$ 1			$ (261)	$ 0	$ 1
Balance, shares at Mar. 22, 2020	[1]	26,109,483				91,034
Transactions with shareholders								$ 2		0	2
Net Loss										(68)	(68)
Balance at Dec. 31, 2020		$ 261				$ 1		2	(261)	(68)	(65)
Balance, shares at Dec. 31, 2020		26,109,483	[2]			91,034
Transactions with stockholders								4			4
Net Loss										(79)	(79)
Balance at Jun. 30, 2021		$ 261				$ 1		6	(261)	(147)	(140)
Balance, shares at Jun. 30, 2021		26,109,483	[2]			91,034
Balance at Dec. 31, 2020		$ 261				$ 1		2	(261)	(68)	(65)
Balance, shares at Dec. 31, 2020		26,109,483	[2]			91,034
Issuance of Common Stock		$ 54					[3]		447		501
Issuance of Common Stock shares		5,439,650				18,966
Transactions with shareholders								13			13
Net Loss										(329)	(329)
Balance at Dec. 31, 2021		$ 315				$ 1		15	186	(397)	120
Balance, shares at Dec. 31, 2021		31,549,132	[2]			110,000
Balance at Mar. 31, 2021		$ 261				$ 1		4	(261)	(101)	(96)
Balance, shares at Mar. 31, 2021		26,109,483	[2]			91,034
Transactions with stockholders								2		0	2
Net Loss										(46)	(46)
Balance at Jun. 30, 2021		$ 261				$ 1		6	(261)	(147)	(140)
Balance, shares at Jun. 30, 2021		26,109,483	[2]			91,034
Balance at Dec. 31, 2021		$ 315				$ 1		15	186	(397)	120
Balance, shares at Dec. 31, 2021		31,549,132	[2]			110,000
Stock based compensation on stock options granted to a service provider		$ 23							42		65
Stock based compensation on stock options granted to a service provider Shares	[2]	2,242,509
Effect of reverse recapitalization transaction		$ 113		$ 0	$ 0				(173)		(60)
Effect of reverse recapitalization transaction shares		11,333,764	[2]	453	250
Transactions with stockholders											10
Transactions with shareholders								10
Net Loss										(405)	(405)
Balance at Jun. 30, 2022		$ 451		$ 0	$ 0	$ 1		25	55	(802)	(270)
Balance, shares at Jun. 30, 2022		45,125,405	[2]	453	250	110,000
Balance at Mar. 31, 2022		$ 315				$ 1		19	186	(601)	(80)
Balance, shares at Mar. 31, 2022		31,549,132	[2]			110,000
Stock based compensation on stock options granted to a service provider									65		65
Exercise of stock options by a services provider		$ 23							(23)		0
Exercise of options by services provider shares	[2]	2,242,509
Effect of reverse recapitalization transaction		$ 113		$ 0	$ 0				(173)		(60)
Effect of reverse recapitalization transaction shares		11,333,764	[2]	453	250
Transactions with stockholders								6			6
Net Loss										(201)	(201)
Balance at Jun. 30, 2022		$ 451		$ 0	$ 0	$ 1		$ 25	$ 55	$ (802)	$ (270)
Balance, shares at Jun. 30, 2022		45,125,405	[2]	453	250	110,000

[1]	Date of inception
[2]	Number of shares has been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the reverse recapitalization transaction (refer to Note 1).
[3]	Represents an amount lower than 1 USD